Note 6 - Financial Instruments and Risk Management - Disclosure of Fair Value Measurements of Liabilities (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	$ 0
Financial liabilities, amortized cost	0	$ 0
Level 1 of fair value hierarchy [member] | The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0
Level 1 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 1 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member] | The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Financial liabilities, fair value	0
Level 2 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 2 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	0	0
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	1,131
Financial liabilities, amortized cost	9,693	8,958
Level 3 of fair value hierarchy [member] | The 2025 investor warrants [Member]
Statement Line Items [Line Items]
Financial liabilities, fair value	1,131
Level 3 of fair value hierarchy [member] | EIB loan [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	8,866	8,143
Level 3 of fair value hierarchy [member] | Loan from lessor [member]
Statement Line Items [Line Items]
Financial liabilities, amortized cost	$ 826	$ 815